Income Taxes - Components of income tax expense (benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 88	$ 26	$ 76
Deferred	242	(19)	52
Total income tax expense	$ 330	$ 7	$ 128